United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/10

Date of Reporting Period: Quarter ended 12/31/09

Item 1.	Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount			Value
		Municipal Bonds – 44.5%
		Alabama – 1.2%
$2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,180,930
1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,618,282
2,500,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2012	2,709,100
6,000,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2013	6,635,580
3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,386,833
4,095,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,437,506
3,485,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,854,166
4,510,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,595,509
3,515,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,587,901
2,440,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,553,558
1,300,000		Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,394,848
1,500,000		Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,559,760
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,213,240
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	501,370
		TOTAL	44,228,583
		Arizona – 0.8%
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,000,000
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,079,000
8,000,000		Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,462,160
1,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,064,980
1,840,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	2,020,320
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,059,820
1,000,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,085,430
2,135,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2012	2,317,393
1,100,000		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Refunding Refunding Bonds (Series 2009A), 4.00%, 10/1/2011	1,165,802
2,500,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,621,425
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,011,340
		TOTAL	26,887,670
		Arkansas – 0.0%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	781,797
		California – 4.6%
1,000,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,026,250
1,500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,562,550
1,060,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,061,855
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,204,260
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,023,850
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,200,773
2,650,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,766,733
3,865,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,119,858

Principal Amount			Value
$3,800,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,144,432
6,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,324,180
11,290,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,959,045
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,725,300
6,500,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,558,370
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,015,150
3,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3,004,590
11,000,000		California PCFA, Environmental Improvement Refunding Revenue Bonds (Series 2009), 2.60% TOBs (BP West Coast Products LLC)/(GTD by BP PLC), Mandatory Tender 9/2/2014	11,162,690
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,004,080
40,000,000		California State, (Series 2009 A-1), 3.00% RANs, 5/25/2010	40,290,800
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,039,800
480,000		California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	500,299
3,895,000		California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(United States Treasury COL), 1/1/2011	4,080,947
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,873,404
8,890,000		California Statewide Communities Development Authority, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	9,455,582
8,000,000		Corona-Norco, CA USD, UT GO BANS, 3.50% BANs, 2/1/2010	8,011,600
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,019,420
4,000,000		Long Beach Community College District, CA , BANs (Series 2010A), 9.85%, 1/15/2013	4,808,120
4,200,000		San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,427,304
2,000,000		San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00%, 5/15/2012	2,167,200
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,875,476
		TOTAL	161,413,918
		Colorado – 1.0%
125,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	122,485
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,019,540
25,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	26,859,250
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,466,253
3,105,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00% (United States Treasury COL), 11/1/2010	3,202,155
		TOTAL	35,669,683
		Connecticut – 1.2%
35,000,000		Bridgeport, CT, 2.50% TANs, 2/5/2010	35,012,250
5,000,000		Connecticut Development Authority, PCRBs, 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,054,100
1,000,000		Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,053,720
		TOTAL	41,120,070
		Delaware – 0.1%
3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,031,380

Principal Amount			Value
		District of Columbia – 0.2%
$2,550,000		District of Columbia Revenue Bonds, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,723,808
3,000,000		District of Columbia Revenue Bonds, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,264,060
500,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2010	511,205
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,061,970
		TOTAL	7,561,043
		Florida – 3.5%
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	6,057,636
54,610	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,841
25,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	25,391,000
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,009,280
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,278,271
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,585,532
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,549,660
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,488,455
24,750,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 1.020%, 1/1/2010	24,750,000
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,416,937
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,325,550
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,641,620
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.00%, 10/1/2012	12,102,000
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.35%, 10/1/2014	5,042,500
2,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2010	2,003,660
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,137,120
1,625,000		Pasco County, FL School Board, (Series B) ARS (AMBAC INS), 0.570%, 1/1/2010	1,625,000
5,550,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 1.050%, 1/1/2010	5,550,000
		TOTAL	123,976,062
		Georgia – 2.2%
2,250,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,336,130
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,135,690
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,024,330
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,289,830
2,100,000		Burke County, GA Development Authority, PCRBs (Sereis 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,192,043
4,595,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,735,791
2,850,000		Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,951,517
6,255,000		Forsyth County, GA, UT GO Bonds (Series 2008B), 5.00%, 3/1/2010	6,304,915
2,500,000		Fulton County, GA Facilities Corp. , COP (Series 2009), 3.00%, 11/1/2011	2,576,175
1,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,047,970
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,383,160
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,851,044
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,624,960
5,850,000		Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,472,147
700,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	705,887
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,073,100
5,000,000		Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,234,300

Principal Amount		Value
$735,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	735,000
1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,073,300
1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,590,660
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,493,959
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,540,840
	TOTAL	76,372,748
	Illinois – 0.6%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,146,840
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (FSA INS), 1/1/2013	9,733,269
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) Mandatory Tender 2/1/2012	3,014,910
5,130,000	Illinois Finance Authority, Revenue Bonds (Series 2010D), 2.00% (Advocate Health Care Network), 4/1/2011	5,164,781
	TOTAL	20,059,800
	Indiana – 0.3%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,926,990
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2010	2,022,260
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2011	1,036,030
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,110,100
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 8/1/2010	1,010,870
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,566,705
	TOTAL	10,672,955
	Iowa – 0.4%
1,455,000	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	1,347,606
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,592,685
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,369,950
7,050,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,597,503
	TOTAL	15,907,744
	Kansas – 0.2%
2,500,000	Junction City, KS, UT GO Notes (Series 2009B), 4.00%, 6/1/2010	2,533,925
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2011	454,329
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2012	183,766
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2013	214,854
520,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 2.00% (Via Christi Health System, Inc.), 11/15/2010	523,645
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	508,580
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,059,010
2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,168,980
	TOTAL	7,647,089

Principal Amount		Value
	Kentucky – 0.8%
$500,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	513,820
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,059,790
4,465,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,715,531
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	5,090,393
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,237,750
	TOTAL	26,617,284
	Maryland – 0.8%
700,000	Maryland State Health & Higher Educational Facilities Authority, (Series B) ARS (Anne Arundel Health System, Inc.)/(FSA INS), 1.045%, 1/6/2010	700,000
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,064,170
16,290,000	Maryland State, State & Local Facilities UT GO Bonds (Second Series 2009B), 5.25%, 8/15/2012	18,180,780
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,349,350
2,955,000	Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,328,512
	TOTAL	28,622,812
	Massachusetts – 3.0%
5,100,000	Brockton, MA Area Transit Authority, 2.00% RANs (GTD by Commonwealth of Massachusetts), 8/6/2010	5,121,777
4,000,000	Commonwealth of Massachusetts, LT GO Construction Loan Bonds (Series C), 5.50% (FSA INS), 11/1/2011	4,350,880
4,175,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/20/2010	4,204,350
10,905,000	Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(FSA INS), 0.700%, 1/1/2010	10,905,000
18,880,000	Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(FSA INS), 0.700%, 1/7/2010	18,880,000
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,022,090
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,554,599
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,085,740
3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,349,028
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,001,620
6,945,000	Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	7,059,732
8,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	8,306,320
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,698,940
14,940,000	Montachusett, MA Regional Transit Authority, 2.25% RANs (GTD by Commonwealth of Massachusetts), 8/12/2010	15,028,146
4,000,000	Pioneer Valley, MA Transit Authority, 3.50% RANs, 2/26/2010	4,006,960
8,700,000	Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/3/2010	8,754,810
	TOTAL	105,329,992
	Michigan – 0.8%
1,365,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,369,341
750,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	757,380
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,865,560
14,770,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	14,900,862
	TOTAL	26,893,143
	Minnesota – 0.8%
12,000,000	Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,445,080
2,040,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2011	2,098,160
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2012	2,600,403
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2013	3,186,308
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2014	3,272,442
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,036,793

Principal Amount		Value
$2,500,000	Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,598,275
	TOTAL	29,237,461
	Mississippi – 0.5%
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,497,353
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,295,316
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	11,194,000
	TOTAL	15,986,669
	Missouri – 0.0%
1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,713,868
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,255,913
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,857,537
1,250,000	Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,296,738
	TOTAL	4,410,188
	Nevada – 0.4%
2,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,043,840
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,081,120
2,350,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,401,818
1,680,000	Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00% (United States Treasury COL), 7/1/2010	1,725,679
730,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	700,201
1,475,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,401,058
755,000	Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	748,696
	TOTAL	13,102,412
	New Jersey – 3.4%
13,908,053	Aberdeen Township, NJ, UT GO Notes, 2.25% BANs, 7/23/2010	13,992,197
1,150,000	Alloway Township, NJ, (Series 2009A), 3.25% BANs, 5/5/2010	1,151,104
2,250,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 4.00% (Assured Guaranty Corp. INS), 1/15/2011	2,316,240
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Revenue Refunding Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,602,900
2,209,339	Barrington, NJ, UT GO BANs, 2.50% BANs, 6/8/2010	2,218,530
11,392,206	Beachwood, NJ, 3.00% BANs, 4/28/2010	11,433,446
5,116,250	Burlington, NJ, 2.50% BANs, 6/25/2010	5,141,115
3,983,980	Clifton, NJ Board of Education, 3.50% GANs, 7/6/2010	4,000,115
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,628,839
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	999,840
8,125,000	High Bridge Borough, NJ, 5.25% BANs, 1/13/2010	8,129,712
4,000,000	Middlesex, NJ, 2.25% BANs, 4/1/2010	4,009,680
22,000,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes (GTD by City of New Brunswick, NJ), 3.00% BANs, 12/15/2010	22,212,300
605,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	609,423
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,047,140
1,395,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(Escrowed In Treasuries COL), 3/1/2010	1,405,574
7,380,000	Newark, NJ, School Promissory Notes (Series 2009G), 3.25% BANs, 4/14/2010	7,412,841
7,900,000	Passaic, NJ, General Improvement and Sewer Utility Bonds, 3.50% BANs, 8/6/2010	7,948,901
5,950,000	Rahway, NJ Redevelopment Agency, Tax-Exempt City-Secured Arts District Extension Project Notes (Series 2009), 2.75% GANs (Rahway, NJ), 9/15/2010	5,994,387
2,821,850	Seaside Heights Borough, NJ, (Series 2009A), 3.75% BANs, 2/5/2010	2,823,797

Principal Amount		Value
$2,882,500	Trenton, NJ, General Improvement Notes, 3.50% BANs, 12/10/2010	2,903,283
1,710,380	Trenton, NJ, Water Utility Notes, 3.00% BANs, 7/15/2010	1,715,733
2,451,605	Trenton, NJ, Water Utility Notes, 3.50% BANs, 7/15/2010	2,462,490
5,000,000	Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	5,026,750
	TOTAL	121,186,337
	New Mexico – 0.2%
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,000,520
1,370,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,408,908
4,000,000	New Mexico State Finance Authority, State Transportation Refunding Revenue Bonds (Series 2009A), 5.00%, 6/15/2011	4,255,520
130,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	131,426
	TOTAL	7,796,374
	New York – 3.8%
600,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2011	631,650
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,165,840
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,214,400
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,678,905
4,395,000	Evans, NY, 2.50% BANs, 10/7/2010	4,421,941
3,635,000	McGraw, NY CSD, 2.75% BANs, 7/9/2010	3,657,755
3,000,000	Monroe County, NY, Public Improvement Bonds (Series 2009A), 3.75% (Assured Guaranty Corp. INS), 6/1/2011	3,106,260
8,325,000	Monroe County, NY, UT GO Notes, 3.50% BANs, 7/14/2010	8,371,453
4,000,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2011	4,193,600
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,608,780
9,500,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.700%, 1/1/2010	9,500,000
8,225,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	9,184,364
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,537,650
370,000	New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	370,829
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,704,525
10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,880,600
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,000,000
17,000,000	New York State Thruway Authority, General Revenue BANs (Series 2009A), 4.00%, 7/15/2011	17,783,700
10,000,000	Pembroke, NY CSD, 1.75% BANs, 6/21/2010	10,006,800
7,501,000	Sleepy Hollow, NY, (Series 2009C), 2.50% BANs, 8/13/2010	7,565,809
16,000,000	Syracuse, NY, City School District Purposes (Series 2009A), 2.00% RANs, 6/30/2010	16,075,840
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,121,000
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,081,320
	TOTAL	134,863,021
	North Carolina – 0.6%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,678,425
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,055,940
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	523,000
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,236,500
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,064,820
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,304,316
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,187,320
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,558,485
3,265,000	North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,380,614
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,120,000
2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,180,300

Principal Amount		Value
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,248,080
	TOTAL	22,537,800
	Ohio – 1.8%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,023,250
7,500,000	Dover, OH, 3.25% BANs, 6/3/2010	7,525,050
3,000,000	Ironton, OH City School District, 3.375% BANs, 5/26/2010	3,011,010
2,145,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002) , 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,148,968
6,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2011	6,254,220
2,900,000	Ohio Air Quality Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,904,263
8,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,179,840
10,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	10,223,400
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,415,860
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,253,808
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,851,413
5,500,000	Ohio Water Development Authority, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,531,955
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,000,000
7,975,000	Tiffin, OH, 3.25% BANs, 6/2/2010	8,001,477
	TOTAL	64,324,514
	Oregon – 0.1%
2,040,000	Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,084,084
	Pennsylvania – 2.7%
1,500,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,572,735
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,269,550
1,120,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,141,661
2,180,000	Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,244,092
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,569,699
7,000,000	Beaver County, PA IDA, PCR Revenue Refunding Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,040,670
2,000,000	Maine Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	2,001,640
8,350,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,841,648
6,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,088,620
3,500,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	3,498,495
3,500,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 3.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2010	3,506,335
19,955,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	19,921,276
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,109,140
12,070,000	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.30%, 12/1/2014	12,070,000
2,410,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.821% (Guthrie Healthcare System, PA), 12/1/2017	2,022,472
7,125,000	South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 1.200%, 1/7/2010	7,125,000
2,100,000	University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,254,455

Principal Amount		Value
$750,000	Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	750,000
	TOTAL	94,027,488
	South Carolina – 0.9%
3,545,000	Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,585,767
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.00% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,590,480
15,402,000	South Carolina State Housing Finance & Development Authority, Mulit-Family Rental Housing Revenue Bonds (Series 2008), 1.15% TOBs(GE Funding Capital Market Services, Inc.)/(GTD by GE Capital Corp.), Mandatory Tender 9/1/2010	15,431,110
5,285,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,703,678
	TOTAL	30,311,035
	Tennessee – 0.3%
4,500,000	Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,500,765
500,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	203,650
460,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	187,358
1,000,000	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	407,300
5,585,000	Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	6,005,886
	TOTAL	11,304,959
	Texas – 2.7%
1,500,000	Austin, TX, Water and Wastewater System Revenue Refunding Bonds (Series 2008A), 3.00%, 11/15/2011	1,564,770
6,500,000	Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00%, 2/15/2011	6,741,865
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2011	2,107,880
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2009A), 4.00%, 11/1/2012	2,139,480
1,855,000	Grapevine, TX , Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 3.00%, 2/15/2011	1,903,341
1,540,000	Grapevine, TX , Combination Tax & Tax Increment Reinvestment Zone Number One Revenue Refunding Bonds (Series 2009A), 4.25%, 2/15/2012	1,641,394
3,170,000	Grapevine, TX , Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,252,610
4,345,000	Grapevine, TX , Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,699,248
1,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,016,620
2,300,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,514,475
500,000	Harris County, TX Education Facilities Finance Corp., Medical Facilities Revenue Refunding Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	506,075
755,000	Harris County, TX Education Facilities Finance Corp., Medical Facilities Revenue Refunding Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	770,561
3,500,000	Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(FSA INS), 1.080%, 1/7/2010	3,500,000
4,450,000	Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(FSA INS), 0.800%, 1/7/2010	4,450,000
14,650,000	Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 1.020%, 1/7/2010	14,650,000
1,000,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,027,850
1,250,000	Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,345,137
1,000,000	Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00% (United States Treasury COL), 8/15/2010	1,029,420
3,500,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,654,910
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	525,515
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	507,530
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	529,100

Principal Amount		Value
$7,000,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	7,092,050
1,750,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2004), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	1,749,982
4,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,999,960
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	995,270
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.57%, 9/15/2010	619,443
5,000,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,295,450
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	7,128,669
7,250,000	Texas State Public Finance Authority, UT GO Bonds (series 2008A), 5.00% (Texas State), 10/1/2010	7,506,142
1,000,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,011,810
1,500,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,584,390
	TOTAL	97,060,947
	Utah – 1.0%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.90% TOBs (Nucor Corp.) Optional Tender 10/1/2010	3,304,752
3,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2011	3,202,200
5,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 4.00%, 7/1/2010	5,091,200
2,765,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2011	2,941,075
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Revenue Refunding Bonds (Series 2009A), 5.00%, 7/1/2012	3,274,500
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,542,660
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,615,899
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,713,742
	TOTAL	36,686,028
	Virginia – 1.2%
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,813,075
4,275,000	Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,469,513
1,500,000	King George County IDA, VA, 6.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/3/2010	1,514,955
3,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,206,340
1,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,002,610
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,795,431
10,150,000	Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes (Series 2002), 5.00% (Virginia State), 9/27/2012	11,284,059
4,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,087,800
2,825,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,122,614
3,290,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,521,188
3,000,000	Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,242,640
3,570,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,734,613
	TOTAL	43,794,838
	Washington – 1.2%
2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,417,006
1,000,000	Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,039,600
2,155,000	Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,306,152
3,140,000	Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	3,212,565
3,000,000	Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,194,490
1,585,000	Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	1,621,629
8,025,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2010	8,106,213
8,520,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,634,168

Principal Amount			Value
$9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	10,308,361
		TOTAL	40,840,184
		West Virginia – 0.1%
5,000,000		West Virginia EDA, PCR Revenue Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,247,000
		Wisconsin – 0.9%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,771,900
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,086,160
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,012,155
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,946,898
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,468,360
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,142,260
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,595,982
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	804,840
		TOTAL	30,828,555
		Wyoming – 0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	4,250,400
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,559,939,233)	1,574,387,935
		Short-Term Municipals – 54.8%;4
		Alabama – 2.2%
6,340,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	6,340,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.950%, 1/7/2010	15,500,000
3,350,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	3,350,000
6,220,000		Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	6,220,000
29,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2006-B) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.950%, 1/6/2010	29,000,000
18,600,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.500%, 1/6/2010	18,600,000
		TOTAL	79,010,000
		Arkansas – 0.2%
6,525,000		Arkansas Development Finance Authority, (Series 2001D) Weekly VRDNs (ChapelRidge of Cabot Housing Associates)/(Regions Bank, Alabama LOC), 1.050%, 1/7/2010	6,525,000
		California – 5.9%
18,925,000		California State Department of Water Resources Power Supply Program, (Series 2005G-5) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto and Fortis Bank SA/NV LIQs), 0.250%, 1/7/2010	18,925,000
31,200,000		California State, GO Tax Exempt Notes, 0.33% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/4/2010	31,200,000
32,030,000		California State, GO Tax Exempt Notes, 0.46% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 3/1/2010	32,030,000
6,050,000		California State, GO Tax Exempt Notes, 0.70% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 1/6/2010	6,050,000
48,410,000	[1,2]	California Statewide Communities Development Authority, ROCs (Series 10424CE) Weekly VRDNs (Daughters of Charity Health System)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.500%, 1/7/2010	48,410,000
11,510,000	[1,2]	San Diego, CA USD, DCL (Series 2008-066) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	11,510,000

Principal Amount			Value
$60,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 0.520%, 1/7/2010	60,000,000
		TOTAL	208,125,000
		Colorado – 2.0%
71,320,000	[1,2]	Colorado Health Facilities Authority, ROCs (Series 10425CE) Weekly VRDNs (Exempla NW Medical Center, LLC)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.500%, 1/7/2010	71,320,000
		District of Columbia – 0.4%
14,165,000		District of Columbia Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	14,165,000
		Florida – 3.8%
16,120,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 1/7/2010	16,120,000
7,600,000		Broward County, FL School District, COP (Series 2006B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.270%, 1/7/2010	7,600,000
32,440,000	[1,2]	Hillsborough County, FL IDA, (Series MT-008) Weekly VRDNs (University Community Hospital)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.850%, 1/7/2010	32,440,000
29,765,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.350%, 1/6/2010	29,765,000
11,225,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.350%, 1/6/2010	11,225,000
4,680,000		Sarasota County, FL IDB, (Series 2004) Weekly VRDNs (Tervis Tumbler Co.)/(Bank of America N.A. LOC), 0.370%, 1/7/2010	4,680,000
4,920,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.390%, 1/6/2010	4,920,000
20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	20,000,000
7,000,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	7,000,000
		TOTAL	133,750,000
		Georgia – 0.8%
16,000,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.140%, 1/7/2010	16,000,000
4,300,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(FHLB of Atlanta LOC), 0.350%, 1/7/2010	4,300,000
7,650,000		Rome, GA Housing Authority, (Series 2002) Weekly VRDNs (Ashland Park Partners)/(Regions Bank, Alabama LOC), 3.000%, 1/7/2010	7,650,000
		TOTAL	27,950,000
		Illinois – 1.3%
9,900,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.270%, 1/7/2010	9,900,000
5,000,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	5,000,000
9,600,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.290%, 1/6/2010	9,600,000
11,885,000	[1,2]	Illinois State, (PT-3523) Weekly VRDNs (Dexia Credit Local LIQ), 0.500%, 1/7/2010	11,885,000
10,395,000	[1,2]	Illinois State, (PT-3524) Weekly VRDNs (Dexia Credit Local LIQ), 0.500%, 1/7/2010	10,395,000
		TOTAL	46,780,000
		Indiana – 0.3%
11,760,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	11,760,000
		Kentucky – 1.1%
8,415,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 1/1/2010	8,415,000
20,502,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/1/2010	20,502,000
2,850,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	2,850,000
6,215,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 1/7/2010	6,215,000
		TOTAL	37,982,000

Principal Amount			Value
		Louisiana – 1.5%
$10,175,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	10,175,000
22,400,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.260%, 1/4/2010	22,400,000
20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	20,000,000
		TOTAL	52,575,000
		Maryland – 0.2%
5,125,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.350%, 1/6/2010	5,125,000
		Massachusetts – 1.1%
27,562,000		Massachusetts Development Finance Agency, (Issue 4), 0.32% CP (FHLB of Boston LOC), Mandatory Tender 2/3/2010	27,562,000
11,520,000	[1,2]	Massachusetts State Special Obligation Revenue, (PT-3612) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	11,520,000
		TOTAL	39,082,000
		Michigan – 2.3%
82,430,000	[1,2]	Detroit, MI City School District, (PT-3480) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.480%, 1/7/2010	82,430,000
		Mississippi – 3.4%
32,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	32,000,000
13,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	13,500,000
66,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	66,050,000
7,340,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	7,340,000
		TOTAL	118,890,000
		Missouri – 0.3%
10,370,000	[1,2]	St. Louis, MO, (PT-3584) Weekly VRDNs (Lambert-St. Louis International Airport)/ (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	10,370,000
		Nevada – 0.6%
21,590,000		Clark County, NV School District, (Series 2001B) Daily VRDNs (FSA INS)/(GTD by Bayerische Landesbank LIQ), 0.290%, 1/4/2010	21,590,000
		New Hampshire – 0.3%
11,270,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 0.330%, 1/7/2010	11,270,000
		New Jersey – 4.4%
51,000,000	[1,2]	New Jersey EDA, (PT-3824) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.500%, 1/7/2010	51,000,000
10,940,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-2572) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	10,940,000
10,805,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	10,805,000
31,850,000	[1,2]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	31,850,000
4,010,000	[1,2]	New Jersey Turnpike Authority, (PT-2493) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.500%, 1/7/2010	4,010,000
15,000,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 0.600%, 1/6/2010	15,000,000
19,600,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.380%, 1/6/2010	19,600,000
11,710,000	[1,2]	Washington Township, NJ Board of Education (Mercer County), (PT-2808) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	11,710,000
		TOTAL	154,915,000
		New York – 5.3%
5,470,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/(Key Bank, N.A. LOC), 0.500%, 1/7/2010	5,470,000
11,845,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 1/6/2010	11,845,000
33,890,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.280%, 1/6/2010	33,890,000
32,355,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 0.280%, 1/7/2010	32,355,000

Principal Amount			Value
$10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.350%, 1/6/2010	10,000,000
9,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.250%, 1/4/2010	9,000,000
15,300,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.220%, 1/4/2010	15,300,000
18,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 1/4/2010	18,500,000
1,910,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 0.280%, 1/6/2010	1,910,000
22,520,000		New York City, NY Transitional Finance Authority, Subordinate Bonds (Series 2007A-3) Weekly VRDNs (Dexia Credit Local LIQ), 0.270%, 1/6/2010	22,520,000
5,300,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.220%, 1/4/2010	5,300,000
6,000,000		New York City, NY, (Fiscal 2008 Subseries J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 1/4/2010	6,000,000
7,700,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.500%, 1/7/2010	7,700,000
7,215,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.500%, 1/7/2010	7,215,000
		TOTAL	187,005,000
		North Carolina – 0.5%
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.240%, 1/7/2010	2,400,000
14,405,000	[1,2]	North Carolina Eastern Municipal Power Agency, (PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.500%, 1/7/2010	14,405,000
		TOTAL	16,805,000
		Ohio – 4.8%
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 1/4/2010	7,250,000
4,385,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 1/7/2010	4,385,000
7,480,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 1/4/2010	7,480,000
62,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.290%, 1/4/2010	62,800,000
40,625,000		Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.500%, 1/7/2010	40,625,000
27,240,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.300%, 1/6/2010	27,240,000
11,080,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.300%, 1/6/2010	11,080,000
10,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.400%, 1/6/2010	10,000,000
		TOTAL	170,860,000
		Oklahoma – 0.0%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.450%, 1/6/2010	1,000,000
		Pennsylvania – 3.0%
25,000,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 1/6/2010	25,000,000
6,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 1/6/2010	6,800,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 1/6/2010	23,100,000
1,350,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 3.250%, 1/7/2010	1,350,000
40,720,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.400%, 1/6/2010	40,720,000
2,915,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 1/4/2010	2,915,000
4,285,000		Southcentral PA, General Authority, (Series 2000) Weekly VRDNs (Cerebral Palsy Home, Inc.)/(Fulton Bank LOC), 2.150%, 1/7/2010	4,285,000
		TOTAL	104,170,000

Principal Amount		Value
	Rhode Island – 0.6%
$4,475,000	Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.700%, 1/6/2010	4,475,000
10,900,000	Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.700%, 1/6/2010	10,900,000
4,990,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.700%, 1/6/2010	4,990,000
	TOTAL	20,365,000
	South Carolina – 0.5%
7,545,000	Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Wachovia Bank N.A. LOC), 1.810%, 1/7/2010	7,545,000
8,800,000	Piedmont Municipal Power Agency, SC, (Series 2008D) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 1/7/2010	8,800,000
	TOTAL	16,345,000
	Tennessee – 2.3%
6,400,000	Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/ (SunTrust Bank LOC), 0.400%, 1/6/2010	6,400,000
10,600,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	10,600,000
2,100,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/ (Regions Bank, Alabama LOC), 0.950%, 1/7/2010	2,100,000
25,000,000	Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.900%, 1/6/2010	25,000,000
6,885,000	Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	6,885,000
5,700,000	Knox County, TN IDB, (Series 2006) Weekly VRDNs (Cherokee Health Systems)/ (Regions Bank, Alabama LOC), 0.950%, 1/7/2010	5,700,000
13,565,000	Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.400%, 1/7/2010	13,565,000
9,070,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.500%, 1/6/2010	9,070,000
	TOTAL	79,320,000
	Texas – 3.6%
17,585,000	Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 0.300%, 1/7/2010	17,585,000
11,090,000	Harrison County, TX Health Facilities Development Corp., (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	11,090,000
73,535,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.530%, 1/4/2010	73,535,000
26,000,000	Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.200%, 1/4/2010	26,000,000
	TOTAL	128,210,000
	Utah – 0.4%
15,500,000	Salt Lake County, UT Solid Waste Disposal, (Series A) Weekly VRDNs (Kennecott Utah Copper Corp.)/(GTD by Rio Tinto PLC), 1.100%, 1/6/2010	15,500,000
	Virginia – 0.3%
11,750,000	Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.350%, 1/6/2010	11,750,000
	West Virginia – 1.4%
50,745,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.950%, 1/7/2010	50,745,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,935,689,000)	1,935,689,000
	TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $3,495,628,233)[5]	3,510,076,935
	OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	23,126,987
	TOTAL NET ASSETS — 100%	$3,533,203,922

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.1% of the portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $431,015,930, which represented 12.2% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2009, these liquid restricted securities amounted to $425,000,000, which represented 12.0% of total net assets.
3	Non-income producing security.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At December 31, 2009, the cost of investments for federal tax purposes was $3,495,623,053. The net unrealized appreciation of investments for federal tax purposes was $14,453,882. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,916,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,463,048.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	3/4/2009	$3,000,000	$3,004,590
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$3,011,340

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$1,574,387,935	$ —	$1,574,387,935
Short-Term Municipals	—	1,935,689,000	—	1,935,689,000
TOTAL SECURITIES	$ —	$3,510,076,935	$ —	$3,510,076,935

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax

VRDNs	— Variable Rate Demand Notes

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

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